SHARE OPTIONS - Summary of Share Option Transactions (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2016	Mar. 31, 2015 shares	Sep. 30, 2010	Dec. 31, 2016 $ / shares NOK / shares shares	Dec. 31, 2016 NOK / shares shares	Dec. 31, 2015 NOK / shares shares
Number of Options
Options outstanding at beginning of period (in shares)						0
Former Golden Ocean options (in shares)		112,880				113,000
Exercised (in shares)						(1,000)
Forfeited (in shares)				(19,000)	(19,000)	(9,000)
Options outstanding at end of period (in shares)		821,000		84,000	84,000
Options exercisable as of December 31, 2016 (in shares)				84,000	84,000
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share) | NOK / shares						NOK 0.00
Former Golden Ocean options (in dollars per share) | NOK / shares						144.45
Exercised (in dollars per share) | NOK / shares						144.45
Forfeited (in dollars per share) | NOK / shares					NOK 144.45	NOK 144.45
Options outstanding at end of period (in dollars per share) | NOK / shares					144.45
Options exercisable as of December 31, 2016 (in dollars per share) | NOK / shares				NOK 144.45	NOK 144.45
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			1/3
Scenario, Previously Reported [Member]
Number of Options
Options outstanding at beginning of period (in shares)				103,000	103,000
Options outstanding at end of period (in shares)						103,000
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share) | NOK / shares					NOK 144.45
Options outstanding at end of period (in dollars per share) | NOK / shares						NOK 144.45
2016 Share Option Scheme [Member]
Number of Options
Former Golden Ocean options (in shares)				700,000	700,000
Options outstanding at end of period (in shares)				700,000	700,000
Weighted Average Exercise Price
Former Golden Ocean options (in dollars per share) | $ / shares				NOK 4.20
Options outstanding at end of period (in dollars per share) | $ / shares				NOK 4.20
2016 Share Option Scheme [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				1/3	1/3